Lease (Details 2) - USD ($)	Feb. 28, 2023	Nov. 30, 2022
Lease
Lease payments for the remainder of the year ending	$ 144,190
Less imputed interest	6,071
Present value of lease liabilities	$ 138,119	$ 165,441